Convertible Debentures (Details Narrative)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Convertible Debentures
Convertible debentures description	Company issued secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,105,127). The convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature on August 10, 2020. The debentures will be secured by a general security agreement granting a security interest in the Company’s property and assets. The debentures can be converted by the holder into common shares of the Company at a conversion price of CAD$0.44 per share. If at any time while the debentures are outstanding, the Company issues securities at a price per security lower than CAD$0.44 per share, the conversion price for any unconverted portion of the convertible debentures will be reduced to such lower price per security. If within 90 days of the issuance of the convertible debentures, the Company fails to complete a Qualified Financing of not less than CAD$1,000,000, the conversion price of the convertible debentures will be adjusted to CAD$0.30. If any common shares of the company are issued or sold for a price less than $0.44 per common share the conversion price will be adjusted downward to the price of such issuance. The adjustment to the conversion price is considered a derivative as it changes in relation to the share price of the Company and does not meet the fixed for fixed criteria. In connection with the issuance of the convertible debentures, the Company paid issuance costs of $47,975. The Company also issued 3,409,091 warrants to the convertible debenture holders, as described in note 15(vi), the fair value of was estimated to be $Nil. Of the total debt issuance costs of $47,975, $10,165 has been allocated to the derivative liability and included as expenses in the statement of loss and comprehensive loss.	GR Unlimited issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures are secured by a general security agreement granting a security interest in all of GR Unlimited’s property and assets. The debentures can be converted by the holder into common units of GR Unlimited at a conversion price of CAD$0.44 per share. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per share. In connection with the issuance of the convertible debentures, GR Unlimited incurred issuance costs of $111,746.